Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Limited Duration Credit Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Industry selection was positive for the period with an overweight to the life insurance sector contributing to Fund performance. Additional positive returns were driven by an underweight to technology and retailers.
Security selection
| A Fund position in a beverage company contributed was a notable contributor during the period.
Credit
| Credit allocations to investment-grade debt, small allocations to high-quality high-yield debt, and the Fund’s cash position all positively impacted Fund performance.
Top Performance Detractors
Allocation
| An allocation to the health insurance industry weighed on Fund performance. An underweight to financial services also detracted from fund performance relative to the benchmark.
Security selection
| A Fund position in a life insurance company detracted most from Fund performance. An allocation to a financial service company, as well as an entertainment media company also weighed on Fund results.
Credit
| Credit allocations to high-quality, investment-grade debt had a negative impact on returns for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	4.75	2.06	2.32
Bloomberg U.S. 1-5 Year Corporate Index	4.95	1.99	2.44
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,060,425,467
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,016,503
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,060,425,467
Total number of portfolio holdings	91
Management services fees (represents 0.48% of Fund average net assets)	$ 4,016,503
Portfolio turnover for the reporting period	103%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Bank of America Corp. 12/20/2028 3.419%	4.5%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 10/23/2030 4.692%	2.4%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
Morgan Stanley 10/18/2030 4.654%	2.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	2.1%
HSBC Holdings PLC 11/19/2030 5.286%	2.0%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 12/20/2028 3.419%	4.5%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 10/23/2030 4.692%	2.4%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
Morgan Stanley 10/18/2030 4.654%	2.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	2.1%
HSBC Holdings PLC 11/19/2030 5.286%	2.0%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.0%

Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Limited Duration Credit Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Industry selection was positive for the period with an overweight to the life insurance sector contributing to Fund performance. Additional positive returns were driven by an underweight to technology and retailers.
Security selection
| A Fund position in a beverage company contributed was a notable contributor during the period.
Credit
| Credit allocations to investment-grade debt, small allocations to high-quality high-yield debt, and the Fund’s cash position all positively impacted Fund performance.
Top Performance Detractors
Allocation
| An allocation to the health insurance industry weighed on Fund performance. An underweight to financial services also detracted from fund performance relative to the benchmark.
Security selection
| A Fund position in a life insurance company detracted most from Fund performance. An allocation to a financial service company, as well as an entertainment media company also weighed on Fund results.
Credit
| Credit allocations to high-quality, investment-grade debt had a negative impact on returns for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	4.64	1.81	2.08
Bloomberg U.S. 1-5 Year Corporate Index	4.95	1.99	2.44
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,060,425,467
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,016,503
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,060,425,467
Total number of portfolio holdings	91
Management services fees (represents 0.48% of Fund average net assets)	$ 4,016,503
Portfolio turnover for the reporting period	103%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Bank of America Corp. 12/20/2028 3.419%	4.5%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 10/23/2030 4.692%	2.4%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
Morgan Stanley 10/18/2030 4.654%	2.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	2.1%
HSBC Holdings PLC 11/19/2030 5.286%	2.0%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 12/20/2028 3.419%	4.5%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 10/23/2030 4.692%	2.4%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
Morgan Stanley 10/18/2030 4.654%	2.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	2.1%
HSBC Holdings PLC 11/19/2030 5.286%	2.0%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.0%